NOTE RECEIVABLE	12 Months Ended
Sep. 30, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 3 - NOTE RECEIVABLE

On January 6, 2010, the Company converted a $26,000 accounts receivable balance from a customer into a note receivable bearing interest at an annual rate of 6%.  Monthly payments of $2,167 plus interest started February 1, 2010.  The amount outstanding at September 30, 2010 was $8,710.  This receivable was paid in full as of January 2011.